AT THE MARKET OFFERING	12 Months Ended
Sep. 30, 2014
AT THE MARKET OFFERING
AT THE MARKET OFFERING

14.AT THE MARKET OFFERING

On May 7, 2013, the Company entered into a Sales Agency Agreement with Sandler O’Neill & Partners, L.P., pursuant to which the Company could sell from time to time through Sandler O’Neill, as sales agent, up to $10 million in shares of the Company’s common stock.  Pursuant to the Sales Agency Agreement, the common stock was offered and sold through Sandler O’Neill in transactions that are deemed to be “at the market” offerings as defined in Rule 415 of the Securities Act of 1933, as amended, including sales made by means of ordinary brokers’ transactions, including on the Nasdaq Global Select Market, at market prices or as otherwise agreed to with Sandler O’Neill.  Between May 7, 2013 and June 30, 2013, the Company sold an aggregate of 13,653 shares of common stock, at a weighted average price of $10.60 per share, for proceeds of approximately $140,000, net of commissions of approximately $4,000.  No such sales occurred during the year ended September 30, 2014.